T. ROWE PRICE Asia Opportunities Fund
July 31, 2021 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
CHINA 41.2%
Common Stocks 33.3%
Alibaba Group Holding, ADR (USD) (1) 55,185 10,772
Beijing Capital International Airport, H Shares (HKD) (1) 3,600,000 2,069
China Overseas Land & Investment (HKD)  2,809,500 5,889
China Overseas Property Holdings (HKD)  4,580,0 00 4,293
China Yongda Automobiles Services Holdings (HKD)  3,179,500 5,937
ENN Energy Holdings (HKD)  94,900 1,980
Greentown Service Group (HKD)  2,038,000 2,219
JD.com, ADR (USD) (1) 34,300 2,431
Kuaishou Technology (HKD) (1)(2) 8,200 116
Meituan, Class B (HKD) (1) 154,800 4,284
New Oriental Education & Technology Group, ADR (USD) (1) 210,100 456
Pinduoduo, ADR (USD) (1) 20,800 1,905
Ping An Insurance Group, H Shares (HKD)  332,500 2,910
Sino Biopharmaceutical (HKD)  2,582,000 2,193
Tencent Holdings (HKD)  266,800 16,090
Tencent Music Entertainment Group, ADR (USD) (1) 51,582 545
Yum China Holdings (USD)  204,814 12,737
Zhongsheng Group Holdings (HKD) (2) 1,052,000 9,696
86,522
Common Stocks - China A Shares 7.9%
Gree Electric Appliances of Zhuhai, A Shares (CNH)  819,700 6,032
Hongfa Technology, A Shares (CNH)  427,400 4,357
Jiangsu Hengrui Medicine, A Shares (CNH)  131,040 1,107
Shenzhen Inovance Technology, A Shares (CNH)  271,250 3,281
Songcheng Performance Development, A Shares (CNH)  2,188,620 4,301
Yixintang Pharmaceutical Group, A Shares (CNH)  292,200 1,320
20,398
Total China (Cost
$97,575
)
106,920
HONG KONG 10.0%
Common Stocks 10.0%
AIA Group  499,000 5,971
Budweiser Brewing APAC  844,900 2,358
Dairy Farm International Holdings (USD)  1,329,800 4,997
Galaxy Entertainment Group (1) 179,000 1,213
Health & Happiness H&H International Holdings  219,500 788
HKT Trust & HKT  2,617,000 3,557

T. ROWE PRICE Asia Opportunities Fund

Shares $ Value
(Cost and value in $000s)
Hysan Development  1,790,000 7,045
Total Hong Kong (Cost
$24,554
)
25,929
INDIA 9.8%
Common Stocks 9.8%
Asian Paints  34,604 1,376
Bharat Forge  142,481 1,484
Colgate-Palmolive India  70,648 1,618
HDFC Asset Management  33,319 1,281
Housing Development Finance  121,340 3,997
Infosys, ADR (USD)  153,200 3,389
Kotak Mahindra Bank (1) 235,173 5,249
Maruti Suzuki India  17,519 1,650
Shriram Transport Finance  167,852 3,164
Voltas  157,008 2,240
Total India (Cost
$17,829
)
25,448
INDONESIA 0.7%
Common Stocks 0.7%
Bank Central Asia  501,900 1,036
Unilever Indonesia  2,622,300 766
Total Indonesia (Cost
$1,837
)
1,802
NETHERLANDS 3.6%
Common Stocks 3.6%
ASML Holding  12,332 9,426
Total Netherlands (Cost
$4,500
)
9,426
PHILIPPINES 4.5%
Common Stocks 4.5%
BDO Unibank  663,208 1,354
Jollibee Foods  1,646,560 6,258
Philippine Seven  1,491,721 2,751
Universal Robina  509,750 1,293
Total Philippines (Cost
$11,822
)
11,656

T. ROWE PRICE Asia Opportunities Fund

Shares $ Value
(Cost and value in $000s)
SINGAPORE 4.1%
Common Stocks 4.1%
ComfortDelGro  3,477,000 4,034
DBS Group Holdings  145,300 3,251
Sea, ADR (USD) (1) 12,700 3,507
Total Singapore (Cost
$8,251
)
10,792
SOUTH KOREA 9.6%
Common Stocks 9.6%
AMOREPACIFIC Group  74,439 3,731
Coupang, Class A (USD) (1)(2) 37,372 1,357
KakaoBank (1) 2,112 72
LG Uplus  435,138 5,511
NAVER  9,472 3,570
Samsung Electronics  154,737 10,574
Total South Korea (Cost
$17,657
)
24,815
TAIWAN 14.2%
Common Stocks 14.2%
Chailease Holding  635,120 5,271
MediaTek  84,000 2,747
Taiwan Semiconductor Manufacturing, ADR (USD)  218,996 25,544
Vanguard International Semiconductor  820,000 3,397
Total Taiwan (Cost
$22,282
)
36,959
THAILAND 1.2%
Common Stocks 1.2%
Airports of Thailand  880,600 1,514
CP ALL  914,200 1,646
Total Thailand (Cost
$3,888
)
3,160
SHORT-TERM INVESTMENTS 1.1%
Money Market Funds 1.1%
T. Rowe Price Government Reserve Fund, 0.04% (3)(4) 2,797,096 2,797
Total Short-Term Investments (Cost $2,797) 2,797

T. ROWE PRICE Asia Opportunities Fund

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL
1.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 1.1%
Short-Term Funds 1.1%
T. Rowe Price Short-Term Fund, 0.07% (3)(4) 282,621 2,826
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 2,826
Total Securities Lending Collateral (Cost $2,826) 2,826
Total Investments in Securities 101.1%
(Cost $215,818) $ 262,530
Other Assets Less Liabilities (1.1)% (2,954)
Net Assets 100.0% $ 259,576
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at July 31, 2021.
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
HKD Hong Kong Dollar
USD U.S. Dollar

T. ROWE PRICE Asia Opportunities Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.04% $ — $ — $ 3
T. Rowe Price Short-Term Fund, 0.07% — — —++
Totals $ —# $ — $ 3+
Supplementary Investment Schedule
Affiliate
Value
10/31/20
Purchase
Cost
Sales
Cost
Value
07/31/21
T. Rowe Price Government
Reserve Fund, 0.04% $ 3,738  ¤  ¤ $ 2,797
T. Rowe Price Short-Term Fund,
0.07% 9  ¤  ¤ 2,826
Total $ 5,623^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $3 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $5,623.

T. ROWE PRICE Asia Opportunities Fund
Notes to Portfolio of Investments

T. Rowe Price Asia Opportunities Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Asia Opportunities Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE Asia Opportunities Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Asia Opportunities Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
F104-054Q3 07/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 62,643 $ 194,264 $ — $ 256,907
Short-Term Investments 2,797 — — 2,797
Securities Lending Collateral 2,826 — — 2,826
Total $ 68,266 $ 194,264 $ — $ 262,530